Earnings Per Share and Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2023
Basic and Diluted Net Income Per Common Stock
Basic and diluted net income per share of common stock for the years ended December 31, 2023, 2022 and 2021 was calculated as follows:

	Year Ended December 31,
	2023	2022	2021
Net Income for Per Share of Common Stock Calculations
Net Income Attributable to Blackstone Inc., Basic and Diluted	$1,390,880	$1,747,631	$5,857,397

Shares/Units Outstanding
Weighted-Average Shares of Common Stock Outstanding, Basic	755,204,556	740,664,038	719,766,879
Weighted-Average Shares of Unvested Deferred Restricted Common Stock (a)	215,380	278,361	358,164

Weighted-Average Shares of Common Stock Outstanding, Diluted	755,419,936	740,942,399	720,125,043

Net Income Per Share of Common Stock
Basic	$1.84	$2.36	$8.14

Diluted	$1.84	$2.36	$8.13

Dividends Declared Per Share of Common Stock (b)	$3.32	$4.94	$3.57

(a)	For the year ended December 31, 2023, this includes shares to be issued under the contingently issuable share model for an acquisition-related compensation arrangement.
(b)
Dividends declared reflects the calendar date of the declaration for each distribution. The fourth quarter dividends, if any, for any fiscal year will be declared and paid in the subsequent fiscal year.

In computing the dilutive effect that the exchange of Blackstone Holdings Partnership Units would have on Net Income Per Share of Common Stock, Blackstone considered that net income available to holders of shares of common stock would increase due to the elimination of non-controlling
interests in Blackstone Holdings, inclusive of any tax impact. The hypothetical conversion may be dilutive to the extent there is activity at Blackstone Inc. level that has not previously been attributed to the non-controlling
interests or if there is a change in tax rate as a result of a hypothetical conversion.

Summary of Anti-Dilutive Securities
The following table summarizes the anti-dilutive securities for the periods indicated:

	Year Ended December 31,
	2023	2022	2021
Weighted-Average Blackstone Holdings Partnership Units	460,897,953	466,083,269	486,157,205

Schedule of Shares Eligible For Dividends and Distribution
As of December 31, 2023, the total shares of common stock and Blackstone Holdings Partnership Units entitled to participate in dividends and distributions were as follows:

Shares/Units
Common Stock Outstanding	719,358,114
Unvested Participating Common Stock	38,680,985

Total Participating Common Stock	758,039,099
Participating Blackstone Holdings Partnership Units	458,544,363

1,216,583,462